Gold loan payable and gold in trust	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Gold loan payable and gold in trust

8.	Gold loan payable and gold in trust

The Company has entered into a secured gold loan agreement (“Gold Loan”) with Almadex or the “Lender” pursuant to which Almadex has agreed to loan up to 1,597 ounces of gold bullion to the Company. The approximate value of this gold as at May 14, 2019 was USD$2,072,060 or $2,790,858.

Under the terms of the Gold Loan, the Company will be entitled to draw-down the gold in minimum 400 ounce tranches. At any given time, the amount of gold ounces drawn multiplied by the London Bullion Market Association (“LBMA”) AM gold price in US dollars, plus any accrued interest or unpaid fees, shall constitute the Loan Value.

The maturity date for the Gold Loan was March 31, 2024, and can be extended by two years at the discretion of the Company (the “Term”). Repayment of the Loan Value shall be made either through delivery of that amount of gold drawn, or through the issuance of common shares of the Company (“Shares”), according to the Lender’s discretion. Mandatory prepayment shall be required in the event that the Company’s Ixtaca gold-silver project located in Puebla State, Mexico (the “Ixtaca Project”) enters into commercial production during the Term, requiring the Company to deliver 100 gold ounces per month to the Lender. In addition, the Company has the right to pre-pay the Loan Value at any time without penalty, in either gold bullion or Shares as chosen by the Lender, and the Lender has the right to convert the Loan Value into Shares at any time during the Term. The conversion rate is equal to 95% of the 5 trading day volume weighted average price of the Share on the Toronto Stock Exchange or an equivalent at that time.

The annual interest rate of the Gold Loan is 10% of the loan value at drawdown date, calculated monthly, paid in arrears. Interest payments can either be accrued to the Loan Value, or paid by the Company in cash or gold bullion. A standby fee of 1% per annum, accrued quarterly, will be applied to any undrawn amount on the Gold Loan.

In addition, the Company issued Almadex 500,000 transferable share purchase warrants (“Warrants”), with an exercise price of $1.50 per Share and expiry date of May 14, 2024 as an arrangement fee to cover the administrative costs of setting up the credit facility. These warrants were valued at $50,000 using the Black-Scholes option-pricing model with the following assumptions: expected life of five years, risk-free interest rate of 1.54%, expected dividend yield of 0% and expected volatility of 44.25%.

Security for the loan is certain equipment related to the Rock Creek Mill, which is not required for the Ixtaca Project. The Gold Loan includes industry standard provisions in the event of default, material breach and change of control.

The Gold Loan was recorded at fair value at inception and is subsequently measured at fair value through profit or loss plus accrued interest at 10% per annum. Fair value is based on market price of gold at the end of each reporting period.

On March 12, 2024, the Company formally notified the Lender to extend the maturity date of the Gold Loan from March 31, 2024 to March 31, 2026. On June 26, 2024, the Gold Loan was amended by both the Borrower and the Company in connection with its Ixtaca Project and to extend the maturity date from March 31, 2026 to March 31, 2030. The amendment resulted in a substantial modification of the Gold Loan; accordingly the Company derecognized the existing liability and recognized the new liability at fair value, resulting in a loss on substantial modification of $372,941.

Upon maturity date, at the discretion of the Lender, Almadex still has the right to convert the Loan Value into Shares at the same conversion rate. However, the maximum number of Shares issuable is at 13,722,000 Shares. If any additional payments are required, the balance of the Loan Value shall be paid by gold bullion.

During the year ended December 31, 2025, the Company notified Almadex of its intention to make an early repayment of the outstanding Gold Loan. The gold Loan Value was fixed as of May 13, 2025 with the total outstanding loan balance including accrued interest and standby fees, determined to be US$5,194,354 (the “Loan Amount”). Under the agreement, Almaden was to repay the Loan Amount by physical delivery of gold bullion of 99.99% purity to Almadex, with such delivery occurring following Almaden’s receipt of the final payment from the sale of its Rock Creek mill pursuant to the purchase agreement dated February 28, 2025 (Note 7). The amount of borrowed gold to be delivered was to be determined based on the prevailing London Bullion Market Association AM gold price in U.S. dollars on the business day prior to the settlement date. In addition to the borrowed gold, Almaden was to return the undrawn portion of the Gold Loan, comprising 397 ounces of gold bullion.

On July 17, 2025, the Company completed the repayment of the Gold Loan to Almadex pursuant to the secured gold loan agreement. The repayment involved the return to Almadex of 397 ounces of gold which were not drawn under the Gold Loan, plus the payment of US$5,194,354 through the delivery to Almadex of approximately 1,553 ounces of 99.99% purity physical gold bullion, as described above.

The continuity of gold loan payable is as follows:

	December 31, 2025	December 31, 2024
Gold loan payable – opening balance	$8,128,263	$5,659,118
Interest and standby fees expense	114,262	295,551
Fair value adjustments	1,121,669	1,199,904
Loss on derecognition	-	372,941
Foreign exchange difference	(402,803)	600,749
Repayment of gold loan payable	(8,961,391)	-
Gold loan payable – closing balance	$-	$8,128,263

At December 31, 2025, Almaden has nil ounces (397 ounces at December 31, 2024) of gold bullion on its account at a fair value of $ Nil ($1,491,281 at December 31, 2024).

The continuity of gold in trust is as follows:

	December 31, 2025		December 31, 2024
	Ounces	$	Ounces	$
Gold in trust, opening balance	397	1,491,281	397	1,082,801
Change in fair value through profit & loss	-	405,821	-	293,695
Foreign exchange difference	-	(79,506)	-	114,785
Repayment of gold loan payable	(397)	(1,817,596)
	-	-	397	1,491,281